Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2025-02-19	12 Months Ended
Dec. 31, 2025
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Feb. 19, 2026
Restatement does not require Recovery
As disclosed in our most recent Annual Report on Form 10-K, filed with the SEC on February 26, 2026, we restated our consolidated statements of cash flows for the year ended December 31, 2024, and for the three months ended March 31, 2025 and 2024, six months ended June 30, 2025 and 2024, and nine months ended September 30, 2025 and 2024. On February 19, 2026, we concluded that we had not appropriately classified purchases and originations of notes receivable, and proceeds from repayments thereof, as investing activities within our consolidated statements of cash flows. We considered whether this error and the resulting restatement required recovery of incentive-based compensation under the Clawback Policy. The Company concluded that no incentive-based compensation was paid based on the information that is the subject of the restatement, and that no recovery of incentive-based compensation was required (nor would incentive-based compensation received have been less if the restated results were in effect).